Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Monthly Deposits of Employees, Percentage on Monthly Salary	8.33%
Share-based Compensation Arrangement by Share-based Payment Award, Method of Measuring Cost of Award	accelerated attribution method
Restricted Stock [Member]
Property, Plant and Equipment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used	Black-Scholes option-pricing model
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years	6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.22%	1.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	70.00%	84.00%